Note 13 - Capital Risk Management	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
13.	Capital Risk Management

The Company's objectives are to safeguard the Company's ability to continue as a going concern in order to support the Company's normal operating requirements, continue the exploration of its mineral properties and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares, issue new debt, or acquire or dispose of assets, including long-term investments.

At November 30, 2025, the Company's capital structure consists of the equity of the Company (Note 11). The Company is not subject to any externally imposed capital requirements. In order to maximize ongoing development efforts, the Company does not pay dividends.